Related party transactions - Proportionate share of income (loss) and changes in stockholder's equity from EVERTEC (Details) - EVERTEC Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Share of income from investment	$ 26,096	$ 16,936	$ 16,749
Share of other changes in stockholders equity	53	865	516
Share of changes in equity recognized in income	$ 26,149	$ 17,801	$ 17,265